Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of composition of income tax expense

(in thousands)	2020	2019	2018
Current:
Federal	$4,268	$3,830	$1,175
State	—	—	(181)
Total current	4,268	3,830	994
Deferred:
Federal	(1,085)	(7)	674
State	—	—	—
Total deferred	(1,085)	(7)	674
Total income tax expense	$3,183	$3,823	$1,668

Schedule of the applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate

	2020		2019		2018
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$17,476		$19,937		$12,382
Tax at statutory federal income tax rate	$3,670	21.00%	$4,187	21.00%	$2,600	21.00%
Tax Cuts and Jobs Act	—	—	—	—	(343)	(2.77)
State restructuring	—	—	—	—	(143)	(1.16)
Tax-exempt income, net	(487)	(2.79)	(408)	(2.04)	(432)	(3.49)
State income tax, net of federal tax benefit	—	—	—	—	—	—
Other, net	—	—	44	0.22	(14)	(0.11)
Provision for income tax expense	$3,183	18.21%	$3,823	19.18%	$1,668	13.47%

Schedule of components of deferred tax assets and deferred tax liabilities

(in thousands)	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,927	$2,564
Pension	1,233	1,747
Other real estate owned	550	621
Deferred loan fees	563	131
Lease liability	449	467
Intangible assets	22	103
Accrued / deferred compensation	530	399
Other	368	95
Total deferred tax assets	$6,642	$6,127
Deferred tax liabilities:
Premises and equipment	$553	$625
Mortgage servicing rights	514	521
Deferred loan costs	288	273
Right-of-use asset	443	465
Prepaid expenses	359	328
Securities	900	9
Other	8	10
Total deferred tax liabilities	3,065	2,231
Net deferred tax assets	$3,577	$3,896